S000022083 [Member] Annual Fund Operating Expenses - Developed International Index Fund - Developed International Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%	[1]
Expenses (as a percentage of Assets)	0.91%

[1]
Other expenses for the Fund have been restated to exclude fees recaptured pursuant to the Fund’s expense limitation arrangements. Recoupment amounts for the fiscal year ended December 31, 2025 would have totaled 0.02%.